Organization and Nature of Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.
Organization and Nature of Operations
(a)
Principal Activities

Agora, Inc. (the “Company”), an exempted company with limited liability, was incorporated in Cayman Islands on November 29, 2013. The Company, through its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”) engages primarily in providing Real-Time Engagement Platform-as-a-Service (“RTE-PaaS”), which offers developers software tools to embed real-time video, voice and messaging capabilities into their applications without the need to create and maintain the underlying infrastructure themselves. The Group’s real-time engagement products are delivered through its Software-Defined Real-Time Network (“SD-RTN”), which is a virtual network overlay on top of the public internet. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”) and the United States.

(b)
Reorganization and acquisitions

The Group commenced its operations in 2014 through Agora Lab, Inc. and Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”), both of which were established and controlled by Bin (Tony) Zhao (the “Founder”). In December 2014, Agora IO, Inc was formed as part of a reorganization through which the Company, Agora IO, Inc and their respective shareholders entered into a share swap arrangement resulting in the Company along with its subsidiary, Agora Lab, Inc., becoming Agora IO, Inc’s subsidiaries. Further, Agora IO Hongkong Limited and Shanghai Dayin Network Technology Co., Ltd. (“Dayin”) were established. The Group then entered into a series of contractual arrangements among Dayin, Zhaoyan and Zhaoyan’s shareholders in June 2015, and thereafter Zhaoyan became the variable interest entity of the Group (collectively referred to as the “Historical Reorganization”).

In January 2020, the Group underwent another reorganization (the “Corporate Reorganization”) which ultimately resulted in Agora, Inc. becoming the parent company of the Group and the issuer in connection with its planned initial public offering in the United States in the following steps:

First, Agora IO, Inc contributed 100% of the shares of Agora IO Hongkong Limited into Agora, Inc., after which Agora, Inc. held 100% of the equity securities of Agora IO Hongkong, Limited. Second, the Company obtained shares of Agora IO, Inc by having the shareholders swap their current Agora IO, Inc shares for the same number of shares in Agora, Inc., which mirrored the restrictions, rights, preferences and privileges as stipulated in the current shareholder agreements governing Agora IO, Inc. Agora IO, Inc became a wholly owned subsidiary of Agora, Inc., and in return, the shareholders of Agora IO, Inc became shareholders of Agora, Inc. As a result of the Corporate Reorganization, Agora, Inc. became wholly owned by the former shareholders of Agora IO, Inc while Agora IO, Inc became wholly owned by Agora, Inc.

The Corporate Reorganization was completed on January 19, 2020. Through the Historical Reorganization and the Corporate Reorganization, the Group’s business continued to be carried out by Agora Lab, Inc. and Zhaoyan without a change in control. The Historical Reorganization and the Corporate Reorganization were accounted for as transactions under common control and therefore, the carryover basis was used to record assets and liabilities of Agora Lab, Inc. and Zhaoyan using historical costs for all periods presented as if the current corporate structure after the Corporate Reorganization had existed as of the beginning of the earliest period presented in the consolidated financial statements to reflect the final shares issued in the Corporate Reorganization. After the completion of the Corporate Reorganization, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIE (Zhaoyan).

During 2020, the Company established Shanghai Jiyin Network Technology Co., Ltd. to further develop their business in the PRC.

On November 27, 2020, the Company acquired 100% equity interests of Netless, a real-time interactive whiteboard solution provider, from its shareholders for a cash and share consideration totaling to $4 million (Note 3).

On February 28, 2021, the Company acquired 100% equity interests of Easemob, providing instant messaging APIs and customer engagement cloud services in China, from its shareholders for a cash consideration totaling to $53.4 million (Note 3). There was a consolidated variable interest entity within the Easemob group structure that was acquired as part of the transaction, but the related financial statement balances and business volume are not material. On December 14, 2022, the Group entered into a definitive agreement to sell the customer engagement cloud business of Easemob to a third party, which was subsequently completed on February 1, 2023 (Note 15).

The Company’s principal subsidiaries and VIEs as of December 31, 2022 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of direct/indirect economic interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
API Investment Limited (formerly known as Agora IO, Inc)	December 2, 2014	Cayman Islands	100%	Investment holding
Shengwang Hongkong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Investment holding
Shanghai Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Shengwang Technology Co., Ltd. (“Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of services
Agora.IO Ltd	July 25, 2019	United Kingdom	100%	Investment holding
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of services
Agora Labs India Private Limited	December 29, 2021	India	100%	Provision of services
Beijing Yizhang Yunfeng Technology Co., Ltd (“Beijing Easemob”)	April 27, 2013	PRC	100%	Provision of services
VIEs:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services
Beijing Zhonghuan Chuanyin Technology Co., Ltd. (“Zhonghuan”)	April 22, 2020	PRC	100%	Provision of services

(c)
Consolidated Variable Interest Entities

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in the internet sector, the Group operates its businesses in the PRC through its VIEs. The Company obtained a controlling financial interest in the VIEs by entering into a series of contractual arrangements with the VIEs and the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIEs. However, the rights of those nominee shareholders have been transferred to the Company through a series of contractual arrangements.

The principal terms of the contractual arrangements entered into by and among the Group’s wholly foreign owned enterprises, Dayin, Beijing Easemob, collectively known as “the WFOEs”, the VIEs and the nominee shareholders of VIEs are described below:

Exclusive Technology Consulting and Services Agreement

Under the Exclusive Technology Consulting and Services Agreement between the WFOEs and the VIEs, the WFOEs have the exclusive right to provide the VIEs consulting services related to, among other things, information consulting, assisting in information collection and market research, and providing training to personnel. The WFOEs have the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Zhaoyan shall pay to Dayin an annual service fee, which may only be adjusted with the approval of Dayin and Shengwang Hongkong Limited and (b) Zhonghuan Chuanyin shall pay Easemob services fees based on the services it provides with the amount determined and requested by Easemob.

Unless otherwise agreed pursuant to the agreement, the agreement will remain effective until the earlier of: (1) the end of a ten-year term, which will automatically extend annually unless Dayin provides 30 days’ prior written notice to Zhaoyan; (2) Dayin terminates the agreement because of Zhaoyan’s breach of the agreement; and (3) termination of the term of operation of Zhaoyan. Unless otherwise agreed pursuant to the agreement, the agreement between Beijing Easemob and Zhonghuan will remain effective until the earlier of (a) notice termination from Beijing Easemob to Zhonghuan and (b) the termination of operation of Zhonghuan.

For the years ended December 31, 2020, 2021 and 2022, the service fees charged by the WFOEs to the VIEs pursuant to the above agreements is US$53.8 million, US$12.7 million and US$8.0 million, respectively.

Voting Rights Proxy Agreement and Irrevocable Powers of Attorney

Under the Voting Rights Proxy Agreement, by and among the WFOEs, the VIEs and each of the shareholders of the VIEs, and the related irrevocable powers of attorney executed by the VIESs’ shareholders pursuant to the Voting Rights Proxy Agreement, each of the shareholders of the VIEs irrevocably granted the WFOEs’ designated representative full power of attorney to exercise his or her rights as a shareholder of the VIEs including rights to convene and attend shareholders’ meeting, nominate and elect directors, and appoint and dismiss the senior management of the VIEs.

Unless otherwise agreed pursuant to the Voting Rights Proxy Agreement in respect of Zhaoyan, it will remain effective until the earlier of: (1) the end of a ten-year term, which will automatically extend annually unless Dayin provide 30 days’ prior written notice to Zhaoyan; (2) the termination of the term of operation of Zhaoyan. As agreed by the relevant parties, the Voting Rights Proxy Agreement in respect of Zhonghuan is irrevocable and shall remain effective until the earlier of (a) written agreement among the parties on the termination of the Voting Rights Proxy Agreements; (b) any of its Registered Shareholders transfers all equity interest in Zhonghuan as approved by Beijing Easemob; and (c) the termination of operation of Zhonghuan. The related irrevocable powers of attorney will remain effective until the expiration or early termination of the Voting Rights Proxy Agreement.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement, among the WFOEs, the VIEs and the VIEs’ shareholders, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WFOEs to guarantee their and the VIEs’ performance of their obligations under the contractual arrangements. In the event of a breach by the VIEs or the VIEs’ shareholders of contractual obligations under these agreements, the WFOEs, as pledgee, will be entitled the right to dispose of the pledged equity interests in the VIEs. The shareholders of the VIEs also undertakes that, during the term of the share pledge agreement, without the prior written consent to the WFOEs, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. Zhaoyan’s shareholders shall also not increase the registered capital of Zhaoyan; if there is any increased registered capital pursuant to the terms of this agreement, such increased registered capital would also be deemed as pledged equity interest. Following the terms of the Share Pledge Agreement, the shareholders of Zhaoyan have registered the pledge at the SAMR on July 29, 2015. The pledge will remain binding until Zhaoyan and their shareholders discharge all their obligations under the contractual arrangements and the de-registration at SAMR is completed. The pledge registration for Zhonghuan’s shareholders was completed in March 2022 pursuant to PRC laws and regulations.

Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, among the WFOEs, the VIEs and the VIEs’ shareholders, each of the shareholders of the VIEs irrevocably granted the WFOEs an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIEs, and the purchase price shall be (a) the registered capital of Zhaoyan pro rata to Zhaoyan’s shareholders’ shareholdings or the lowest price permitted by applicable PRC law in respect of the Exclusive Option Agreement entered into by, among others, Zhaoyan and Dayin and (b) the lowest price as permitted by the applicable PRC laws in respect of the Exclusive Option Agreement entered into by, among others, Zhonghuan and Beijing Easemob. The shareholders of the VIEs undertake that, without the prior written consent of the WFOEs, they shall not, among other things, increase or decrease the registered capital of the VIEs, dispose of its assets, incur any debts or guarantee liabilities, terminate any material agreements or enter into any agreements that are in conflict with any of the existing material agreements, distribute or vote to distribute any profits, interests or dividends, amend its articles of association or provide any loans to third parties.

Unless otherwise agreed pursuant to the agreement, the Exclusive Option Agreement between Dayin and Zhaoyan will remain effective until the earliest of: (1) the end of a ten-year term that is automatically extended annually unless Dayin gives Zhaoyan a termination notice 30 days before the term ends; (2) all equity interests in Zhaoyan held by Zhaoyan’s shareholders are transferred or assigned to Dayin or its designated representatives; and (3) the termination of the term of operation of Zhaoyan. The Exclusive Option Agreements between Beijing Easemob and Zhonghuan will remain effective until the earliest of: (a) all equity interests in Zhonghuan held by its shareholders are transferred or assigned to Beijing Easemob or their designated representatives; and (b) other terms and conditions specified under each Exclusive Option Agreements.

Loan Agreement

As part of the Contractual Arrangements between Beijing Easemob and Zhonghuan, the relevant Registered Shareholders entered into a loan agreement with Beijing Easemob and Zhonghuan, pursuant to which Beijing Easemob agreed to provide loans to the Registered Shareholders of Zhonghuan, to be used exclusively as investment in Zhonghuan. The loans must not be used for any other purposes without Easemob’s prior consent.

Subject to an absolute discretion by Beijing Easemob to accelerate the maturity date, the maturity date of the loan will be the earliest of (a) the end of a ten-year term, (b) the termination of operation of Zhonghuan or Beijing Easemob, or (d) any time determined by Beijing Easemob with a 30 days’ prior written notice in compliance with relevant laws and regulations.

After Beijing Easemob, the lender, exercises its exclusive call option under the Exclusive Option Agreement, each of the two borrowers shall, as permitted under the applicable laws, repay the loan by transferring all of his equity interest in Zhonghuan to Beijing Easemob or representatives designated by Beijing Easemob, and use the proceeds of such transfer as repayment of the loan. Under the circumstances that the proceeds of such transfer is higher than the principal of the loan under the Loan Agreement, any surplus is considered interest for the loan.

The contractual arrangements above cannot be unilaterally terminated. Management concluded that the Company, through the WFOEs and the contractual arrangements, has the power and control to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks and enjoys the rewards normally associated with ownership of the VIEs, receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the VIEs as if it was their sole shareholder and therefore the Company is the ultimate primary beneficiary of the VIEs. As such, the Group consolidates the financial results of the VIEs which are prepared in accordance with the basis of presentation as stated in Note 2 below.

The following financial information sets forth the assets, liabilities, results of operations and changes in cash flows of the consolidated VIEs and the VIEs’ subsidiaries as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022, which was included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2021	2022
	(US$ thousand)
Assets
Current assets:
Cash and cash equivalents	$2,786	$2,135
Short-term investments	7,547	10,359
Accounts receivable, net	24,625	21,739
Amounts due from related parties	10,109	2,338
Prepayments and other current assets	1,259	424
Held-for-sale assets (1)	—	82
Total current assets	46,326	37,077
Non-current assets:
Property and equipment, net	7,639	4,025
Long-term investments	16,919	8,500
Operating lease right-of-use assets	766	442
Intangible assets	231	151
Other non-current assets	312	2,048
Total non-current assets	25,867	15,166
Total assets	$72,193	$52,243
Liabilities
Current liabilities:
Accounts payable	3,751	8,129
Amounts due to related parties	44,394	54,210
Advances from customers	1,491	2,348
Taxes payable	241	336
Current operating lease liabilities	459	294
Accrued expenses and other current liabilities	15,721	11,299
Total current liabilities	66,057	76,616
Non-current liabilities:
Long term payable	228	19
Long-term operating lease liabilities	305	134
Deferred tax liabilities	43	32
Total non-current liabilities	576	185
Total liabilities	$66,633	$76,801

(1)
Held-for-sale assets was related to Zhonghuan Chuanyin, which was disposed subsequently in connection with the Group’s selling its customer engagement cloud business of Easemob to a third party (Note 15).

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Third-party revenues	115,254	114,617	85,686
Inter-company revenues	577	—	—
Net (loss) income	1,247	(5,660)	(32,039)

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Net cash and cash equivalents generated from operating activities	3,918	15,740	12,478
Net cash and cash equivalents used in investing activities	(18,865)	(15,316)	(13,057)
Cash balance recorded in held-for-sale assets	—	—	(72)

The Company obtained a controlling financial interest in the VIEs by entering into the series of contractual arrangements through the WFOEs As a result of these aforementioned contractual agreements, the Company has the power to direct activities of the VIEs that most significantly affects its economic performance and receives the economic benefits from the VIE that could be significant to them. Accordingly, the WFOEs are entitled to substantially all of the economic benefits from the VIEs and are obligated to absorb all of the VIEs’ expected losses and therefore the Company has determined that it is the primary beneficiary of the VIEs. As a result, the Company has consolidated the VIEs results of operations and assets and liabilities in the Company’s consolidated financial statements in accordance with US GAAP. The Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2021 and 2022. As the VIEs were formed as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.

There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no variable interest entity where the Company has variable interest but is not the primary beneficiary.

The Chairman and CEO owns the majority of the voting shares of the Company. The Chairman and CEO along with a small number of other employees, together the nominee shareholders, own the majority of the voting shares of the VIEs respectively. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honor their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company’s PRC legal counsel is of the view that the contractual arrangements among the VIEs’ shareholders, the VIEs and WFOEs are valid, binding and are legally enforceable.

The Company’s ability to control the VIEs also depend on the voting rights proxy and the effect of the share pledge under the Share Pledge Agreements and the WFOEs have to vote on all matters requiring shareholders’ approval in the VIEs. While this voting right proxy is legally enforceable in the view of the Company’s PRC legal counsel, it may not be as effective as direct equity ownership.